DEI Document	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 14, 2026
Amendment Flag	false
Entity Registrant Name	CLEARONE INC
Entity Central Index Key	0000840715
Entity Incorporation, State or Country Code	NV
Entity File Number	001-33660
Entity Tax Identification Number	87-0398877
Entity Address, Address Line One	7533 S Center View Ct. # 5311
Entity Address, City or Town	West Jordan
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84084
City Area Code	801
Local Phone Number	975-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.001
Trading Symbol	CLRO
Security Exchange Name	NASDAQ